Cover	Mar. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2024
Entity File Number	001-41753
Entity Registrant Name	KEEN VISION ACQUISITION CORPORATION
Entity Central Index Key	0001889983
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	37 Greenbriar Drive
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	203
Local Phone Number	609-1394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one redeemable warrant to acquire one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share and one redeemable warrant to acquire one ordinary share
Trading Symbol	KVACU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	KVAC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	KVACW
Security Exchange Name	NASDAQ